Employee benefits - Target asset allocation (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	100.00%
Expected long-term return on global asset allocation (as a percent)	4.28%
Company's capital stock and debit instruments included in plan assets	$ 9	$ 15
Equity securities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	25.00%
Fixed income
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	56.00%
Real estate
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	11.00%
Other
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	8.00%